TETON Westwood SmallCap Equity Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 92 .8%
Aerospace — 0 .4%
4,760 Hexcel Corp. ...................................................... $ 280,126
Automotive — 2 .2%
20,650 Rush Enterprises Inc. , Cl. A .............................. 1,079,582
6,100 Winnebago Industries Inc. ................................ 321,470
1,401,052
Aviation: Parts and Services — 2 .5%
35,800 AAR Corp. † ........................................................ 1,607,420
Banking — 15 .8%
14,133 Atlantic Union Bankshares Corp. ..................... 496,634
25,700 Banc of California Inc. ....................................... 409,401
14,300 Columbia Banking System Inc. ......................... 430,859
89,900 First Foundation Inc. ......................................... 1,288,267
19,600 Five Star Bancorp ............................................... 533,904
6,800 Glacier Bancorp Inc. .......................................... 336,056
37,050 OceanFirst Financial Corp. ............................... 787,312
38,200 Old National Bancorp ....................................... 686,836
9,433 SouthState Corp. ................................................ 720,304
10,300 Third Coast Bancshares Inc. † ............................ 189,829
4,440 TrustCo Bank Corp. NY .................................... 166,900
22,150 Umpqua Holdings Corp. .................................. 395,377
26,300 USCB Financial Holdings Inc. † ........................ 320,860
83,020 Valley National Bancorp ................................... 938,956
50,700 Veritex Holdings Inc. ......................................... 1,423,656
18,300 Washington Federal Inc. .................................... 613,965
9,970 Washington Trust Bancorp Inc. ........................ 470,385
10,209,501
Broadcasting — 1 .1%
8,600 Chicken Soup For The Soul Entertainment
Inc. † ................................................................. 44,032
45,900 IMAX Corp. † ...................................................... 672,894
716,926
Building and Construction — 4 .1%
45,900 Babcock & Wilcox Enterprises Inc. † ................. 264,843
7,200 EMCOR Group Inc. ........................................... 1,066,392
9,600 MYR Group Inc. † ............................................... 883,872
7,870 Skyline Champion Corp. † ................................. 405,384
2,620,491
Business Services — 5 .4%
27,000 ABM Industries Inc. ........................................... 1,199,340
10,400 Deluxe Corp. ...................................................... 176,592
4,200 FTI Consulting Inc. † .......................................... 666,960
18,600 Heidrick & Struggles International Inc. ........... 520,242
9,500 McGrath RentCorp ............................................ 938,030
3,501,164
Communications — 0 .8%
11,900 ATN International Inc. ...................................... 539,189
Communications Equipment — 3 .1%
23,400 Extreme Networks Inc. † .................................... 428,454
132,000 Infinera Corp. † ................................................... 889,680
12,700 Lumentum Holdings Inc. † ................................ 662,559
1,980,693
Computer Software and Services — 6 .2%
54,300 NetScout Systems Inc. † ..................................... 1,765,293
65,200 Paya Holdings Inc. † ........................................... 513,124
19,500 Progress Software Corp. .................................... 983,775
Shares
Market
Value
9,070 Teradata Corp. † ................................................. $ 305,296
49,500 Unisys Corp. † .................................................... 252,945
55,000 Vimeo Inc. † ........................................................ 188,650
4,009,083
Consumer Products — 2 .5%
96,700 KAR Auction Services Inc. † .............................. 1,261,935
3,800 Oxford Industries Inc. ....................................... 354,084
1,616,019
Diversified Industrial — 4 .1%
3,060 Albany International Corp. , Cl. A .................... 301,686
10,070 Apogee Enterprises Inc. .................................... 447,712
39,900 Enerpac Tool Group Corp. ................................ 1,015,455
12,500 Kennametal Inc. ................................................. 300,750
10,800 Luxfer Holdings plc ........................................... 148,176
12,900 Textainer Group Holdings Ltd. ........................ 400,029
2,613,808
Electronics — 5 .2%
19,000 Advanced Energy Industries Inc. ..................... 1,629,820
8,400 Comtech Telecommunications Corp. ............... 101,976
18,400 FARO Technologies Inc. † .................................. 541,144
73,100 TTM Technologies Inc. † .................................... 1,102,348
3,375,288
Energy and Utilities — 6 .8%
37,300 ChampionX Corp. .............................................. 1,081,327
5,700 Diamondback Energy Inc. ................................. 779,646
8,600 Dril-Quip Inc. † ................................................... 233,662
36,800 Magnolia Oil & Gas Corp. , Cl. A ...................... 862,960
31,900 Oceaneering International Inc. † ....................... 557,931
51,700 Patterson-UTI Energy Inc. ................................. 870,628
4,386,154
Environmental Control — 1 .1%
18,200 Evoqua Water Technologies Corp. † ................. 720,720
Equipment and Supplies — 1 .7%
35,600 Flowserve Corp. ................................................. 1,092,208
Financial Services — 4 .2%
9,300 Brown & Brown Inc. .......................................... 529,821
7,980 Horace Mann Educators Corp. ......................... 298,213
6,230 Mercury General Corp. ..................................... 213,066
6,400 ProAssurance Corp. .......................................... 111,808
6,100 Stewart Information Services Corp. ................. 260,653
9,750 Stifel Financial Corp. ......................................... 569,107
16,000 Univest Financial Corp. ..................................... 418,080
6,713 Webster Financial Corp. .................................... 317,793
2,718,541
Health Care — 6 .5%
4,100 AMN Healthcare Services Inc. † ........................ 421,562
5,860 Haemonetics Corp. † .......................................... 460,889
5,480 ICU Medical Inc. † .............................................. 862,990
7,850 Omnicell Inc. † .................................................... 395,797
54,800 Patterson Cos. Inc. ............................................. 1,536,044
14,400 Supernus Pharmaceuticals Inc. † ....................... 513,648
4,190,930
Machinery — 1 .3%
76,000 Mueller Water Products Inc. , Cl. A ................... 817,760
Materials — 0 .6%
11,590 Avient Corp. ....................................................... 391,278

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate — 1 .4%
13,300 Alpine Income Property Trust Inc. , REIT ........ $ 253,764
33,200 CareTrust REIT Inc. ........................................... 616,856
870,620
Retail — 5 .0%
59,250 American Eagle Outfitters Inc. ......................... 827,130
71,100 Ethan Allen Interiors Inc. .................................. 1,878,462
7,300 The Hain Celestial Group Inc. † ........................ 118,114
16,200 Urban Outfitters Inc. † ........................................ 386,370
3,210,076
Semiconductors — 8 .2%
26,300 Cohu Inc. † .......................................................... 842,915
14,695 Entegris Inc. ....................................................... 963,845
23,000 FormFactor Inc. † ................................................ 511,290
10,100 Marvell Technology Inc. .................................... 374,104
6,700 MKS Instruments Inc. ........................................ 567,691
41,600 nLight Inc. † ........................................................ 421,824
24,100 Onto Innovation Inc. † ........................................ 1,640,969
5,322,638
Specialty Chemicals — 1 .1%
9,200 Darling Ingredients Inc. † .................................. 575,828
2,700 Minerals Technologies Inc. ................................ 163,944
739,772
Transportation — 1 .5%
29,405 The Greenbrier Companies Inc. ........................ 985,950
TOTAL COMMON STOCKS ......................... 59,917,407
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 7 .2%
$ 4,650,000 U.S. Treasury Bills,
4.151 % to 4.377% †† ,
02/16/23 to 03/30/23 ........................................ 4,615,635
TOTAL INVESTMENTS — 100.0%
(Cost $ 50,673,439 ) ........................................... $ 64,533,042
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust